UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aegon Emerging Markets Debt Fund

Aegon Short Duration High Yield Fund

SEMI-ANNUAL REPORT	MARCH 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-833-GO-AEGON (833-462-3466). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Aegon Funds if you invest directly with a Fund.

Investment Adviser:

Aegon USA Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-GO-AEGON (833-462-3466); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

 Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 94.5%

	Face Amount(1)		Value
Argentina — 1.3%

Argentine Republic Government International Bond
7.50%, 04/22/26	$	200,000	$56,502
6.88%, 01/11/48		100,000	26,501
5.63%, 01/26/22		300,000	87,900

Provincia de Buenos Aires VAR 30-35d Argentina BADLAR Private Banks+3.750%, 37.46%, 04/12/25(a)	ARS	10,000,000	72,821
9.13%, 03/16/24		390,000	101,400

Transportadora de Gas del Sur
Callable 05/02/22 @ $103
6.75%, 05/02/25		250,000	179,690

			524,814

Brazil — 3.6%

Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/27	BRL	4,250,000	928,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Brazil — (continued)

MV24 Capital BV
6.75%, 06/01/34(a)	$	631,078	$496,911

			1,424,994

Chile — 9.7%

AES Gener Callable 04/07/25 @ $100 VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.917%, 6.35%, 10/07/79(a)		500,000	380,000

Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/30(a)	CLP	335,000,000	427,771

Celulosa Arauco y Constitucion Callable 10/30/48 @ $100 5.50%, 04/30/49		400,000	316,000

Chile Government International Bond Callable 07/25/49 @ $100 3.50%, 01/25/50		300,000	309,750
Callable 10/27/31 @ $100 2.55%, 01/27/32		1,000,000	997,500

Inversiones CMPC Callable 10/13/29 @ $100 3.85%, 01/13/30(a)		250,000	225,000

Nacional del Cobre de Chile
5.63%, 09/21/35		440,000	487,195
Callable 05/01/27 @ $100
3.63%, 08/01/27		750,000	733,062

			3,876,278

China — 5.7%

Alibaba Group Holding Callable 08/28/24 @ $100 3.60%, 11/28/24		400,000	422,094

CAR Callable 04/30/20 @ $102 6.00%, 02/11/21		600,000	456,005

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
China — (continued)

Charming Light Investments MTN Callable 12/21/22 @ $100 VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.083%, 4.25%(b)	$	275,000	$272,410

Sinopec Group Overseas Development 2015
4.10%, 04/28/45		1,000,000	1,126,789

			2,277,298

Colombia — 1.4%

Colombian TES
7.50%, 08/26/26	COP	500,000,000	124,857

Millicom International Cellular Callable 03/25/24 @ $103 6.25%, 03/25/29		500,000	447,500

			572,357

Costa Rica — 0.4%

Costa Rica Government International Bond
4.38%, 04/30/25		200,000	164,500

Czech Republic — 1.1%

Czech Republic Government Bond
4.70%, 09/12/22	CZK	2,520,000	109,998
2.75%, 07/23/29	CZK	3,510,000	153,888
1.00%, 06/26/26	CZK	4,290,000	167,719

			431,605

Dominican Republic — 3.9%

Dominican Republic International Bond 8.90%, 02/15/23(a)	DOP	43,820,000	740,091
7.50%, 05/06/21		73,333	73,334
6.88%, 01/29/26		110,000	109,450
6.85%, 01/27/45		700,000	642,250

			1,565,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Ecuador — 0.3%

Ecuador Government International Bond 7.88%, 01/23/28	$	500,000	$137,110

Egypt — 0.4%

Egypt Government International Bond 6.59%, 02/21/28		200,000	170,000

Ethiopia — 0.9%

Ethiopia International Bond 6.63%, 12/11/24		410,000	366,548

Hungary — 0.9%

Hungary Government Bond 2.75%, 12/22/26	HUF	60,070,000	192,916
2.50%, 10/27/21	HUF	35,160,000	110,277
1.75%, 10/26/22	HUF	13,810,000	42,685

			345,878

India — 0.7%

Future Retail Callable 01/22/23 @ $103 5.60%, 01/22/25(a)		290,000	145,066

Indiabulls Housing Finance MTN 6.38%, 05/28/22		250,000	137,520

			282,586

Indonesia — 6.7%

Indonesia Government International Bond MTN 5.13%, 01/15/45		450,000	501,826
4.10%, 04/24/28		900,000	920,188

Indonesia Treasury Bond 7.00%, 05/15/27	IDR	5,000,000,000	291,898
6.63%, 05/15/33	IDR	18,000,000,000	947,014

			2,660,926

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Iraq — 0.8%

Iraq International Bond Callable 05/17/20 @ $100 5.80%, 01/15/28	$	440,000	$334,488

Ivory Coast — 0.4%

Ivory Coast Government International Bond 6.38%, 03/03/28		170,000	155,701

Jordan — 0.7%

Jordan Government International Bond 6.13%, 01/29/26		300,000	273,306

Kazakhstan — 1.7%

KazMunayGas National JSC 5.75%, 04/19/47		700,000	694,271

Kenya — 0.5%

Kenya Government International Bond 8.00%, 05/22/32(a)		220,000	201,734

Lebanon — 0.2%

Lebanon Government International Bond 6.75%, 11/29/27(c)		500,000	90,060

Malaysia — 1.7%

Malaysia Government Bond 4.23%, 06/30/31	MYR	660,000	159,658
3.90%, 11/30/26	MYR	1,000,000	239,275
3.66%, 10/15/20	MYR	1,100,000	256,269

			655,202

Mexico — 7.7%

Banco Mercantil del Norte Callable 06/27/29 @ $100 VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 7.50%(a)(b)		750,000	570,007

Grupo Cementos de Chihuahua Callable 06/23/21 @ $103 5.25%, 06/23/24		260,000	239,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Mexico — (continued)

Mexican Bonos 8.00%, 06/11/20	MXN	2,000,000	$84,462
8.00%, 09/05/24	MXN	7,500,000	332,877
8.00%, 11/07/47	MXN	6,000,000	252,550
7.50%, 06/03/27	MXN	5,000,000	214,219

Mexico Government International Bond MTN 4.75%, 03/08/44		150,000	150,977

Petroleos Mexicanos Callable 07/23/49 @ $100 7.69%, 01/23/50(a)		379,000	261,510
7.19%, 09/12/24	MXN	17,000,000	569,712
Callable 11/23/26 @ $100 6.49%, 01/23/27(a)		400,000	296,000
Callable 10/28/30 @ $100 5.95%, 01/28/31(a)		21,000	14,564
4.50%, 01/23/26		79,000	57,548

			3,043,626

Mongolia — 1.0%

Development Bank of Mongolia 7.25%, 10/23/23		250,000	209,991

Mongolia Government International Bond MTN 8.75%, 03/09/24		200,000	189,991

			399,982

Mozambique — 0.5%

Mozambique International Bond 5.00%, 09/15/31		239,000	179,298

Nigeria — 2.0%

IHS Netherlands Holdco BV Callable 09/18/22 @ $104 8.00%, 09/18/27(a)		350,000	287,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Nigeria — (continued)

Nigeria Government International Bond MTN 6.50%, 11/28/27	$	760,000	$524,096

			811,166

Oman — 0.9%

Oman Government International Bond MTN 6.00%, 08/01/29(a)		480,000	344,002

Panama — 0.5%

Panama Government International Bond Callable 10/01/55 @ $100 4.50%, 04/01/56		200,000	216,500

Peru — 4.1%

Camposol Callable 02/03/24 @ $103 6.00%, 02/03/27(a)		306,000	242,505

Lima Metro Line 2 Finance 5.88%, 07/05/34		313,532	334,699

Peru Government Bond 6.71%, 02/12/55	PEN	500,000	160,804
6.15%, 08/12/32(a)	PEN	1,580,000	491,176

Petroleos del Peru 5.63%, 06/19/47		440,000	398,754

			1,627,938

Poland — 2.5%

Republic of Poland Government Bond 5.75%, 09/23/22	PLN	1,300,000	350,601
5.25%, 10/25/20	PLN	840,000	207,925
2.50%, 07/25/26	PLN	1,700,000	435,996

			994,522

Qatar — 3.6%

Qatar Government International Bond 4.82%, 03/14/49(a)		300,000	353,345
4.50%, 04/23/28		1,000,000	1,094,440

			1,447,785

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Romania — 0.7%

Romania Government Bond 5.80%, 07/26/27	RON	210,000	$51,833
3.25%, 03/22/21	RON	700,000	159,480
3.25%, 04/29/24	RON	290,000	64,163

			275,476

Russia — 4.6%

ALROSA Finance Callable 01/09/24 @ $100 4.65%, 04/09/24		800,000	806,000

Russian Federal Inflation Linked Bond 2.50%, 02/02/28	RUB	20,000,000	244,973

Russian Railways Via RZD Capital 8.80%, 10/04/25	RUB	60,500,000	761,450

			1,812,423

Saudi Arabia — 1.3%

Dar Al-Arkan Sukuk MTN 6.88%, 04/10/22		600,000	506,880

Senegal — 1.1%

Senegal Government International Bond 6.25%, 05/23/33		500,000	447,865

South Africa — 4.0%

Republic of South Africa Government Bond 10.50%, 12/21/26	ZAR	5,000,000	285,223
8.75%, 02/28/48	ZAR	10,000,000	419,082
7.75%, 02/28/23	ZAR	2,000,000	113,796

Republic of South Africa Government International Bond 6.25%, 03/08/41		290,000	232,313
4.85%, 09/30/29		400,000	327,424
4.67%, 01/17/24		220,000	206,250

			1,584,088

Sri Lanka — 1.4%

Sri Lanka Government International Bond 6.85%, 03/14/24		850,000	535,454

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
Thailand — 1.6%

Thailand Government Bond 3.85%, 12/12/25	THB	9,260,000	$323,649
3.40%, 06/17/36	THB	8,110,000	302,708

			626,357

Turkey — 4.4%

Petkim Petrokimya Holding Callable 01/26/21 @ $103 5.88%, 01/26/23		800,000	663,232

Turkey Government Bond 10.40%, 03/20/24	TRY	3,000,000	420,066

Turkey Government International Bond 7.25%, 12/23/23		300,000	293,250
6.00%, 01/14/41		260,000	203,335
4.25%, 04/14/26		200,000	166,500

			1,746,383

Ukraine — 3.0%

Kernel Holding 8.75%, 01/31/22		600,000	517,272

Ukraine Government International Bond 7.75%, 09/01/26		400,000	367,000
7.75%, 09/01/27		350,000	319,484

			1,203,756

United Arab Emirates — 2.3%

Abu Dhabi Crude Oil Pipeline 4.60%, 11/02/47		220,000	219,120

GEMS MENASA Cayman Callable 07/31/22 @ $104 7.13%, 07/31/26(a)		400,000	333,000

MAF Global Securities Callable 09/07/22 @ $100 VAR USD Swap Semi 30/360 5 Yr Curr+3.476%, 5.50%(b)		500,000	369,536

			921,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

GLOBAL BONDS — (continued)

	Face Amount(1)		Value
United States — 0.3%

Citgo Holding Callable 08/01/21 @ $105 9.25%, 08/01/24(a)	$	120,000	$97,800

Uruguay — 1.7%

Uruguay Government International Bond 7.88% cash/0% PIK, 01/15/33		150,000	207,002
5.10%, 06/18/50		90,000	101,813
Callable 10/23/30 @ $100 4.38%, 01/23/31		330,000	358,466

			667,281

Uzbekistan — 2.3%

Republic of Uzbekistan Bond MTN 5.38%, 02/20/29		600,000	588,600

Uzbek Industrial and Construction Bank ATB 5.75%, 12/02/24		350,000	324,009

			912,609

Total Global Bonds (Cost $45,024,422)			37,607,628

U.S. TREASURY OBLIGATION — 2.8%
U.S. Treasury Note 1.63%, 8/15/2029		1,030,000	1,117,912

Total U.S. Treasury Obligation (Cost $1,012,123)			1,117,912

Total Investments - 97.3% (Cost $46,036,545)			$38,725,540

Percentages are based on Net Assets of $39,801,820.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND MARCH 31, 2020 (UNAUDITED)

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JSC — Joint Stock Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PIK — Payment-in-Kind

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Bhat

TRY — Turkish Lira

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

(1)	In U.S. dollars unless otherwise indicated.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $5,980,373 or 15.0% of net assets.

(b)	Perpetual security with no stated maturity date.

As of March 31, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 91.1%

	Face Amount	Value
Communication Services — 18.3%
CCO Holdings Callable 05/01/20 @ $103 5.88%, 04/01/24(a)	$230,000	$235,750
Callable 02/15/21 @ $103 5.75%, 02/15/26(a)	185,000	187,340
Callable 05/01/20 @ $101 5.25%, 09/30/22	225,000	221,063
CenturyLink 6.45%, 06/15/21	280,000	284,200
Clear Channel Worldwide Holdings Callable 02/15/21 @ $105 9.25%, 02/15/24(a)	52,000	44,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Communication Services — (continued)
Callable 08/15/22 @ $103 5.13%, 08/15/27(a)	$51,000	$48,259
CSC Holdings Callable 10/15/20 @ $103 6.63%, 10/15/25(a)	200,000	210,262
DISH DBS 6.75%, 06/01/21	240,000	243,360
5.88%, 07/15/22	120,000	116,858
Frontier Communications 8.75%, 04/15/22	90,000	23,175
Gray Television Callable 05/15/22 @ $105 7.00%, 05/15/27(a)	92,000	91,540
Intelsat Jackson Holdings 9.50%, 09/30/22(a)	95,000	96,900
Callable 05/04/20 @ $102 8.00%, 02/15/24(a)	110,000	106,286
Level 3 Financing Callable 05/01/20 @ $101 5.38%, 01/15/24	100,000	100,000
Nokia 3.38%, 06/12/22	130,000	129,436
Sinclair Television Group Callable 04/16/20 @ $103 5.63%, 08/01/24(a)	195,000	179,644
Sirius XM Radio Callable 07/15/21 @ $102 4.63%, 07/15/24(a)	28,000	28,418
Sprint 7.25%, 09/15/21	280,000	288,596
T-Mobile USA Callable 04/13/20 @ $102 6.50%, 01/15/24	140,000	142,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Communication Services — (continued)
Univision Communications Callable 05/01/20 @ $101 6.75%, 09/15/22(a)	$85,000	$81,600
Callable 05/01/20 @ $102 5.13%, 05/15/23(a)	105,000	92,925
Virgin Media Finance Callable 04/14/20 @ $103 5.75%, 01/15/25(a)	402,000	389,940

		3,342,242

Consumer Discretionary — 15.4%
Beazer Homes USA Callable 04/16/20 @ $105 6.75%, 03/15/25	68,000	54,740
Boyne USA Callable 05/01/21 @ $104 7.25%, 05/01/25(a)	185,000	176,675
Century Communities Callable 07/15/20 @ $104 5.88%, 07/15/25	205,000	172,715
Dana Callable 05/01/20 @ $103 5.50%, 12/15/24	242,000	211,147
Fiat Chrysler Automobiles 4.50%, 04/15/20	200,000	199,418
Ford Motor Credit 3.35%, 11/01/22	200,000	186,500
Goodyear Tire & Rubber Callable 05/01/20 @ $101 5.13%, 11/15/23	100,000	94,250
International Game Technology Callable 08/15/21 @ $100 6.25%, 02/15/22(a)	400,000	367,804

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Consumer Discretionary — (continued)
KB Home 7.50%, 09/15/22	$95,000	$94,525
Callable 09/15/21 @ $100 7.00%, 12/15/21	100,000	99,000
L Brands 6.63%, 04/01/21	110,000	102,300
5.63%, 02/15/22	55,000	51,150
Lennar 8.38%, 01/15/21	90,000	91,350
Callable 10/15/21 @ $100 4.13%, 01/15/22	95,000	94,288
Macy’s Retail Holdings Callable 12/15/20 @ $100 3.45%, 01/15/21	56,000	45,360
Meritage Homes 7.00%, 04/01/22	126,000	126,000
NCL Callable 12/15/21 @ $102 3.63%, 12/15/24(a)	179,000	114,166
Penske Automotive Group 3.75%, 08/15/20	100,000	97,250
Scientific Games International Callable 03/15/22 @ $104 8.25%, 03/15/26(a)	202,000	129,302
Taylor Morrison Communities Callable 09/01/20 @ $103 6.00%, 09/01/23(a)	165,000	158,400
Viking Cruises Callable 05/15/20 @ $103 6.25%, 05/15/25(a)	76,000	48,640
Wyndham Destinations Callable 12/01/21 @ $100 4.25%, 03/01/22	125,000	110,275

		2,825,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Consumer Staples — 2.7%
Albertsons Callable 05/01/20 @ $105 6.63%, 06/15/24	$196,000	$198,940
Cott Holdings Callable 04/13/20 @ $104 5.50%, 04/01/25(a)	195,000	189,150
Kraft Heinz Foods Callable 05/15/23 @ $100 4.00%, 06/15/23	66,000	66,690
Rite Aid Callable 07/01/22 @ $104 7.50%, 07/01/25(a)	12,000	11,400
Callable 05/01/20 @ $102 6.13%, 04/01/23(a)	23,000	19,780

		485,960

Energy — 8.1%
Antero Resources Callable 05/01/20 @ $100 5.38%, 11/01/21	150,000	109,125
Callon Petroleum Callable 05/01/20 @ $102 6.25%, 04/15/23	95,000	22,562
Callable 05/01/20 @ $105 6.13%, 10/01/24	137,000	24,317
Continental Resources Callable 05/01/20 @ $100 5.00%, 09/15/22	120,000	76,553
CSI Compressco Callable 05/01/20 @ $102 7.25%, 08/15/22	110,000	60,500
DCP Midstream Operating Callable 06/30/21 @ $100 4.75%, 09/30/21(a)	125,000	109,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Energy — (continued)
Denbury Resources Callable 05/01/20 @ $105 9.00%, 05/15/21(a)	$100,000	$29,250
NuStar Logistics 4.80%, 09/01/20	155,000	134,850
Callable 11/01/21 @ $100 4.75%, 02/01/22	45,000	35,254
Oasis Petroleum Callable 05/01/20 @ $100 6.88%, 03/15/22	150,000	29,625
Occidental Petroleum Callable 02/15/21 @ $100 4.85%, 03/15/21	32,000	26,864
2.70%, 08/15/22	97,000	69,165
PDC Energy Callable 05/01/20 @ $105 6.13%, 09/15/24	117,000	62,449
Sabine Pass Liquefaction Callable 11/01/20 @ $100 5.63%, 02/01/21	105,000	101,854
SM Energy Callable 05/01/20 @ $102 6.13%, 11/15/22	110,000	46,544
Southwestern Energy Callable 12/15/21 @ $100 4.10%, 03/15/22	80,000	60,000
Sunoco Callable 05/01/20 @ $102 4.88%, 01/15/23	190,000	181,450
Targa Resources Partners Callable 05/01/20 @ $103 6.75%, 03/15/24	190,000	167,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Energy — (continued)
Transocean Sentry Callable 05/16/21 @ $103 5.38%, 05/15/23(a)	$100,000	$84,000
Whiting Petroleum Callable 12/15/20 @ $100 5.75%, 03/15/21	90,000	6,048
WPX Energy Callable 06/01/23 @ $100 8.25%, 08/01/23	54,000	39,690

		1,476,688

Financials — 9.5%
Ally Financial 4.13%, 02/13/22	175,000	168,383
Callable 04/21/24 @ $100 3.88%, 05/21/24	200,000	180,000
Barclays VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 7.75%(b)(c)	200,000	175,400
CIT Group 5.00%, 08/15/22	95,000	92,150
Callable 11/16/23 @ $100 4.75%, 02/16/24	95,000	92,863
Citigroup Callable 09/12/24 @ $100 VAR United States Secured Overnight Financing Rate+3.813%, 5.00%(c)	100,000	91,416
Hartford Financial Services Group Callable 05/01/20 @ $100 VAR ICE LIBOR USD 3 Month+2.125%, 3.82%, 02/12/47(a)	127,000	82,107
JPMorgan Chase Callable 04/30/20 @ $100 VAR ICE LIBOR USD 3 Month+3.470%, 5.24%(c)	82,000	73,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Financials — (continued)
Ladder Capital Finance Holdings LLLP Callable 05/01/20 @ $101 5.88%, 08/01/21(a)	$128,000	$107,520
Callable 09/15/21 @ $100 5.25%, 03/15/22(a)	165,000	147,675
Navient 6.63%, 07/26/21	185,000	189,625
Park Aerospace Holdings Callable 07/15/22 @ $100 5.25%, 08/15/22(a)	140,000	126,506
Royal Bank of Scotland Group 6.13%, 12/15/22	125,000	129,118
Springleaf Finance 8.25%, 12/15/20	90,000	90,000

		1,745,969

Health Care — 7.1%
Bausch Health Callable 05/01/20 @ $102 6.50%, 03/15/22(a)	118,000	119,180
Callable 05/01/20 @ $103 6.13%, 04/15/25(a)	50,000	49,250
Callable 05/01/20 @ $101 5.88%, 05/15/23(a)	23,000	22,885
Centene Callable 05/01/20 @ $104 4.75%, 01/15/25(a)	300,000	300,747
CHS Callable 05/01/20 @ $103 6.25%, 03/31/23	135,000	128,166
Endo Finance Callable 05/01/20 @ $101 5.38%, 01/15/23(a)	105,000	73,500
HCA 5.38%, 02/01/25	362,000	370,145

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Health Care — (continued)
Tenet Healthcare Callable 09/01/21 @ $102 4.63%, 09/01/24(a)	$255,000	$244,239

		1,308,112

Industrials — 13.7%
American Airlines Group 5.00%, 06/01/22(a)	14,000	11,235
3.75%, 03/01/25(a)	311,000	217,700
American Airlines Pass Through Trust , Series 2013-2, Class B 5.60%, 07/15/20(a)	71,390	70,854
Ardagh Packaging Finance Callable 04/14/20 @ $101 4.25%, 09/15/22(a)	200,000	199,750
Avis Budget Car Rental Callable 05/01/20 @ $103 6.38%, 04/01/24(a)	100,000	80,000
Bombardier Callable 05/01/20 @ $100 6.00%, 10/15/22(a)	197,000	147,750
CNH Industrial Capital 4.38%, 04/05/22	95,000	93,342
Colfax Callable 02/15/21 @ $103 6.00%, 02/15/24(a)	85,000	82,025
DAE Funding Callable 05/01/20 @ $102 4.00%, 08/01/20(a)	100,000	98,000
Griffon Callable 05/01/20 @ $100 5.25%, 03/01/22	43,000	39,990
Hertz Callable 05/01/20 @ $101 6.25%, 10/15/22	150,000	105,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Industrials — (continued)
ILFC E-Capital Trust II Callable 05/01/20 @ $100 VAR ICE LIBOR USD 3 Month+1.800%, 3.57%, 12/21/65(a)	$160,000	$64,000
Mauser Packaging Solutions Holding Callable 05/01/20 @ $103 5.50%, 04/15/24(a)	100,000	92,000
Meritor Callable 05/01/20 @ $102 6.25%, 02/15/24	177,000	168,169
Norobord 6.25%, 04/15/23	200,000	193,000
Reynolds Group Issuer Callable 05/01/20 @ $104 7.00%, 07/15/24(a)	192,000	195,120
Triumph Group Callable 09/15/20 @ $103 6.25%, 09/15/24(a)	179,000	159,545
Uber Technologies Callable 11/01/20 @ $104 7.50%, 11/01/23(a)	80,000	77,805
United Airlines Holdings 4.88%, 01/15/25	75,000	64,500
4.25%, 10/01/22	225,000	205,268
Weekley Homes Callable 05/01/20 @ $100 6.00%, 02/01/23	152,000	142,880

		2,508,008

Information Technology — 4.3%
CommScope Callable 03/01/21 @ $103 5.50%, 03/01/24(a)	20,000	20,240
Callable 04/13/20 @ $100 5.00%, 06/15/21(a)	9,000	8,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Information Technology — (continued)
Dell International Callable 03/15/26 @ $100 6.02%, 06/15/26(a)	$74,000	$76,374
Callable 04/16/20 @ $101 5.88%, 06/15/21(a)	138,000	138,173
Callable 08/01/26 @ $100 4.90%, 10/01/26(a)	72,000	70,862
Hughes Satellite Systems 7.63%, 06/15/21	145,000	147,900
NCR Callable 05/01/20 @ $101 5.00%, 07/15/22	150,000	141,000
Seagate HDD Cayman Callable 02/01/22 @ $100 4.25%, 03/01/22	95,000	95,205
Sophia Callable 05/01/20 @ $102 9.00%, 09/30/23(a)	91,000	91,000

		789,664

Materials — 7.5%
Cleveland-Cliffs Callable 01/15/21 @ $102 4.88%, 01/15/24(a)	147,000	134,505
Constellium Callable 05/04/20 @ $103 5.75%, 05/15/24(a)	250,000	223,150
Crown Americas 4.50%, 01/15/23	90,000	90,900
First Quantum Minerals Callable 05/01/20 @ $104 7.25%, 04/01/23(a)	200,000	168,375
FMG Resources August 2006 Pty Callable 02/15/22 @ $100 4.75%, 05/15/22(a)	135,000	134,494

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Materials — (continued)
Huntsman International Callable 08/15/22 @ $100 5.13%, 11/15/22	$85,000	$87,125
New Gold Callable 04/08/20 @ $101 6.25%, 11/15/22(a)	75,000	72,844
NOVA Chemicals Callable 05/01/20 @ $102 5.25%, 08/01/23(a)	175,000	151,932
Owens-Brockway Glass Container 5.00%, 01/15/22(a)	115,000	114,425
Teck Resources Callable 10/15/21 @ $100 4.75%, 01/15/22	85,000	81,605
Callable 10/15/20 @ $100 4.50%, 01/15/21	109,000	106,557

		1,365,912

Real Estate — 3.7%
GLP Capital Callable 08/01/24 @ $100 3.35%, 09/01/24	95,000	84,075
Iron Mountain Callable 04/13/20 @ $102 6.00%, 08/15/23	65,000	65,325
Callable 04/13/20 @ $101 4.38%, 06/01/21(a)	120,000	118,800
iStar Callable 05/01/20 @ $103 5.25%, 09/15/22	106,000	97,785
Callable 05/01/25 @ $100 4.25%, 08/01/25	75,000	61,680
Service Properties Trust Callable 09/01/24 @ $100 4.35%, 10/01/24	150,000	110,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Real Estate — (continued)
VICI Properties Callable 02/15/22 @ $102 3.50%, 02/15/25(a)	$150,000	$139,875

		677,647

Utilities — 0.8%
NRG Energy Callable 05/15/21 @ $104 7.25%, 05/15/26	140,000	146,650

Total Corporate Obligations (Cost $18,968,787)		16,672,107

LOAN PARTICIPATIONS — 5.1%
Application Software — 1.0%
Infor (US) Inc., Term Loan B6 3.750%, 02/01/22 (b)	198,803	190,552

Chemicals — 1.0%
Reynolds Group Holdings, Incremental US Term Loans 3.501%, 02/05/23 (b)	198,465	187,054

Environmental Services — 1.1%
Advanced Disposal Services Inc., Additional Term Loan, 1st Lien 2.894%, 11/10/23 (b)	197,341	194,544

Information Technology — 1.0%
Sophia LP, Term Loan B 5.195%, 09/30/22 (b)	189,563	179,611

Packaging — 1.0%
Berry Plastics, 1st Lien 2.863%, 10/01/22 (b)	200,000	190,416

Total Loan Participations (Cost $982,598)		942,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION HIGH YIELD FUND MARCH 31, 2020 (UNAUDITED)

PREFERRED STOCK — 0.8%

	Shares	Value
Financials — 0.8%
GMAC Capital Trust I 7.48%	6,700	$137,417

Total Preferred Stock (Cost $175,330)		137,417

Total Investments - 97.0% (Cost $20,126,715)		$17,751,701

Percentages are based on Net Assets of $18,304,456.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

Pty — Proprietary

USD — U.S. Dollar

VAR — Variable Rate

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $7,664,759 or 41.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$16,672,107	$–	$16,672,107
Loan Participations	–	942,177	–	942,177
Preferred Stock	137,417	–	–	137,417

Total Investments in Securities	$137,417	$17,614,284	$–	$17,751,701

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020 (UNAUDITED)

 STATEMENTS OF ASSETS AND LIABILITIES

	Aegon Emerging Markets Debt Fund	Aegon Short Duration High Yield Fund
Assets:
Investments, at Value (Cost $46,036,545 and $20,126,715, respectively)	$38,725,540	$17,751,701
Cash	572,319	376,628
Foreign Currency, at Value (Cost $134,532 and $—, respectively)	123,989	—
Dividend and Interest Receivable	623,439	247,066
Deferred Offering Costs	17,927	16,239
Receivable due from Adviser	13,573	33,684
Receivable for Investment Securities Sold	—	170,363
Prepaid Expenses	8,867	7,357

Total Assets	40,085,654	18,603,038

Liabilities:
Payable for Investment Securities Purchased	200,000	244,069
Payable for Professional Fees	23,238	23,204
Payable for Custody Fees	22,428	756
Payable due to Administrator	16,441	7,275
Payable due to Trustees	1,792	792
Chief Compliance Officer Fees Payable	1,207	301
Distribution Fees Payable (Investor Shares)	39	17
Other Accrued Expenses and Other Payables	18,689	22,168

Total Liabilities	283,834	298,582

Net Assets	$39,801,820	$18,304,456

Net Assets Consist of:
Paid-in Capital	$46,908,715	$20,656,377
Total Distributable Loss	(7,106,895)	(2,351,921)

Net Assets	$39,801,820	$18,304,456

Institutional Shares:
Net Assets	$39,603,201	$18,213,023
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	4,668,453	2,056,158
Net Asset Value Offering and Redemption Price, Per Share*	$8.48	$8.86

Investor Shares:
Net Assets	$198,619	$91,433
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	23,414	10,323
Net Asset Value Offering and Redemption Price, Per Share*	$8.48	$8.86

*	Redemption price may vary depending on length of time shares are held.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

 STATEMENTS OF OPERATIONS

	Aegon Emerging Markets Debt Fund	Aegon Short Duration High Yield Fund

Investment Income:
Dividends	$—	$6,307
Interest	1,332,185	492,027
Less: Foreign Taxes Withheld	(10,763)	—

Total Investment Income	1,321,422	498,334

Expenses:
Investment Advisory Fees	149,809	55,745
Administration Fees	97,367	42,826
Trustees’ Fees	9,864	4,338
Chief Compliance Officer Fees	2,821	1,315
Distribution Fees (Investor Shares)	288	127
Offering Costs — Note 2	43,165	39,102
Transfer Agent Fees	28,346	17,388
Legal Fees	16,360	8,928
Custodian Fees	16,024	711
Printing Fees	15,868	7,027
Audit Fees	15,348	17,998
Registration and Filing Fees	5,370	3,906
Other Expenses	17,240	15,479

Total Expenses	417,870	214,890

Less:
Investment Advisory Fee Waiver	(149,809)	(55,745)
Reimbursement from Adviser	(94,916)	(88,070)

Net Expenses	173,145	71,075

Net Investment Income	1,148,277	427,259

Net Realized Gain (Loss) on:
Investments	340,403	17,704
Foreign Currency Transactions	(113,935)	—

Net Realized Gain	226,468	17,704

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,243,000)	(2,413,759)
Foreign Currency Translation	(29,646)	—

Net Change in Unrealized Depreciation	(7,272,646)	(2,413,759)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(7,046,178)	(2,396,055)

Net Decrease in Net Assets Resulting from Operations	$(5,897,901)	$(1,968,796)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

 STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$1,148,277	$576,097
Net Realized Gain on Investments and Foreign Currency Transactions	226,468	198,330
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(7,272,646)	(74,704)

Net Increase (Decrease) in Net Assets Resulting From Operations	(5,897,901)	699,723

Distributions:
Institutional Shares	(1,357,950)	(541,671)
Investor Shares	(6,532)	(2,564)

Total Distributions	(1,364,482)	(544,235)

Capital Share Transactions: (2)
Institutional Shares
Issued	–	44,775,100
Reinvestment of Dividends and Distributions	1,357,950	541,671
Redeemed	(101)	–

Net Institutional Share Transactions	1,357,849	45,316,771

Investor Shares
Issued	–	225,100
Reinvestment of Dividends and Distributions	6,532	2,564
Redeemed	(101)	–

Net Investor Share Transactions	6,431	227,664

Net Increase in Net Assets From Capital Share Transactions	1,364,280	45,544,435

Total Increase (Decrease) in Net Assets	(5,898,103)	45,699,923

Net Assets:
Beginning of Period	45,699,923	—

End of Period	$39,801,820	$45,699,923

(1)	Commenced operations on June 14, 2019.
(2)	For share transactions, see Note 6 in Notes to Financial Statements.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT SHORT DURATION HIGH YIELD FUND

 STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$427,259	$231,007
Net Realized Gain on Investments	17,704	3,300
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,413,759)	38,745

Net Increase (Decrease) in Net Assets Resulting From Operations	(1,968,796)	273,052

Distributions:
Institutional Shares	(429,790)	(223,302)
Investor Shares	(2,031)	(1,054)

Total Distributions	(431,821)	(224,356)

Capital Share Transactions: (2)
Institutional Shares
Issued	–	19,900,100
Reinvestment of Dividends and Distributions	429,790	223,302

Net Institutional Share Transactions	429,790	20,123,402

Investor Shares
Issued	–	100,100
Reinvestment of Dividends and Distributions	2,031	1,054

Net Investor Share Transactions	2,031	101,154

Net Increase in Net Assets From Capital Share Transactions	431,821	20,224,556

Total Increase (Decrease) in Net Assets	(1,968,796)	20,273,252

Net Assets:
Beginning of Period	20,273,252	—

End of Period	$18,304,456	$20,273,252

(1)	Commenced operations on June 14, 2019.
(2)	For share transactions, see Note 6 in Notes to Financial Statements.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.25	0.13
Net Realized and Unrealized Gain (Loss)	(1.52)	0.03

Total from Investment Operations	(1.27)	0.16

Dividends and Distributions:
Net Investment Income	(0.24)	(0.12)
Net Realized Gain	(0.05)	—

Total Dividends and Distributions	(0.29)	(0.12)

Net Asset Value, End of Period	$8.48	$10.04

Total Return†	(12.98)%	1.61%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$39,603	$45,472
Ratio of Expenses to Average Net Assets	0.75%††	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.81%††	2.04%††
Ratio of Net Investment Income to Average Net Assets	4.99%††	4.35%††
Portfolio Turnover Rate	35%†††	24%†††

*	Commenced operations on June 14, 2019.
**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT EMERGING MARKETS DEBT FUND

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.03	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.24	0.12
Net Realized and Unrealized Gain (Loss)	(1.51)	0.02

Total from Investment Operations	(1.27)	0.14

Dividends and Distributions:
Net Investment Income	(0.23)	(0.11)
Net Realized Gain	(0.05)	—

Total Dividends and Distributions	(0.28)	(0.11)

Net Asset Value, End of Period	$8.48	$10.03

Total Return†	(13.00)%	1.43%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$199	$228
Ratio of Expenses to Average Net Assets	1.00%††	1.00%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.06%††	2.29%††
Ratio of Net Investment Income to Average Net Assets	4.74%††	4.10%††
Portfolio Turnover Rate	35%†††	24%†††

*	Commenced operations on June 14, 2019.
**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT SHORT DURATION HIGH YIELD FUND

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.02	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.21	0.12
Net Realized and Unrealized Gain (Loss)	(1.16)	0.01

Total from Investment Operations	(0.95)	0.13

Dividends and Distributions:
Net Investment Income	(0.21)	(0.11)
Net Realized Gain	—^	—

Total Dividends and Distributions	(0.21)	(0.11)

Net Asset Value, End of Period	$8.86	$10.02

Total Return†	(9.65)%	1.32%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$18,213	$20,172
Ratio of Expenses to Average Net Assets	0.70%††	0.70%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.12%††	2.34%††
Ratio of Net Investment Income to Average Net Assets	4.22%††	3.96%††
Portfolio Turnover Rate	32%†††	11%†††

*	Commenced operations on June 14, 2019.
**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT SHORT DURATION HIGH YIELD FUND

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.02	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.20	0.11
Net Realized and Unrealized Gain (Loss)	(1.16)	0.01

Total from Investment Operations	(0.96)	0.12

Dividends and Distributions:
Net Investment Income	(0.20)	(0.10)
Net Realized Gain	—^	—

Total Dividends and Distributions	(0.20)	(0.10)

Net Asset Value, End of Period	$8.86	$10.02

Total Return†	(9.77)%	1.25%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$91	$101
Ratio of Expenses to Average Net Assets	0.95%††	0.95%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.37%††	2.59%††
Ratio of Net Investment Income to Average Net Assets	3.97%††	3.71%††
Portfolio Turnover Rate	32%†††	11%†††

*	Commenced operations on June 14, 2019.
**	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Aegon Emerging Markets Debt Fund (the “Emerging Markets Debt Fund”) and the Aegon Short Duration High Yield Fund (the “Short Duration High Yield Fund”) (the “Funds”). The investment objective of the Aegon Emerging Markets Debt Fund is to maximize total return, consisting of income and capital appreciation. The investment objective of the Aegon Short Duration High Yield Fund is to seek to provide a high level of current income. Each of the Funds is classified as a diversified investment company. Aegon USA Investment Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional Class Shares and Investor Class Shares. The Funds commenced operations on June 14, 2019. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic)

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income monthly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2020, the Emerging Markets Debt Fund and the Short Duration High Yield Fund had $17,927 and $16,239, respectively, remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the period ended March 31, 2020, the Funds were allocated CCO fees totaling $4,136.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2020, the Emerging Markets Debt Fund and the Short Duration High Yield Fund paid $97,367 and $42,826 for these services, respectively.

Each of the Funds has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2020, the Emerging Markets Debt Fund and the Short Duration High Yield Fund were charged $288 and $127, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Emerging Markets Debt Fund and the Short Duration High Yield Fund at a fee calculated at an annual rate of 0.65% and 0.55%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2021. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2021. Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
Emerging Markets Debt Fund	0.75%	1.00%

Short Duration High Yield Fund	0.70%	0.95%

At March 31, 2020, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

2023
Emerging Markets Debt Fund	$415,803

Short Duration High Yield Fund	239,732

6. Shares Transactions:

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Emerging Markets Debt Fund

Institutional Shares
Issued	–	4,477,510
Reinvestment of Dividends and Distributions	137,197	53,756
Redeemed	(10)	–

Increase in Institutional Shares	137,187	4,531,266

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Investor Shares
Issued	–	22,510
Reinvestment of Dividends and Distributions	659	255
Redeemed	(10)	–

Increase in Investor Shares	649	22,765

Net Increase in Shares Outstanding from Share Transactions	137,836	4,554,031

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Short Duration High Yield Fund

Institutional Shares
Issued	–	1,990,010
Reinvestment of Dividends and Distributions	43,853	22,295

Increase in Institutional Shares	43,853	2,012,305

Investor Shares
Issued	–	10,010
Reinvestment of Dividends and Distributions	208	105

Increase in Investor Shares	208	10,115

Net Increase in Shares Outstanding from Share Transactions	44,061	2,022,420

(1) Commenced operations on June 14, 2019.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2020, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales & Maturities
Emerging Markets Debt Fund	$14,741,910	$14,418,422	$1,964,305	$971,719

Short Duration High Yield Fund	6,295,401	5,372,731	–	–

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended September 30, 2019 are as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Emerging Markets Debt Fund	$544,235	$–	$544,235
Short Duration High Yield Fund	224,356	–	224,356

As of September 30, 2019, the components of Distributable Earnings on a tax basis were as follows:

	Emerging Markets Debt Fund	Short Duration High Yield Fund
Undistributed Ordinary Income	$198,101	$8,518
Unrealized Appreciation/(Depreciation)	(30,284)	–
Other Temporary Differences	(12,329)	40,178

Total Distributable Earnings	$155,488	$48,696

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to interest from perpetual bond/preferred stock and Argentina hyper inflation. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Emerging Markets Debt Fund	$46,036,545	$152,218	$(7,463,223)	$(7,311,005)
Short Duration High Yield Fund	20,126,715	28,917	(2,403,931)	(2,375,014)

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

9. Concentration of Risks:

As with all management investment companies, a shareholder of each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the applicable Fund’s net asset value (“NAV”) and ability to meet that Fund’s investment objective.

Active Management Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed Income Market Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

Interest Rate Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Credit Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Extension Risk (Short Duration High Yield Fund) — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Prepayment/Re-investment Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Duration Risk (Emerging Markets Debt Fund) — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Corporate Fixed Income Securities Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Below Investment Grade Fixed Income Securities (Junk Bonds) Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Bank Loans Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The Funds may invest in bank loans. Bank loans are arranged through private negotiations between a company and one or more financial institutions (lenders). Investments in bank loans are generally subject to the same risks as investments in other types of debt instruments, including, in

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

many cases, investments in junk bonds. This means bank loans are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. Bank loans made in connection with highly leveraged transactions, including operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing, are subject to greater credit risks than other types of bank loans. In addition, it may be difficult to obtain reliable information about and value any bank loan.

A Fund may invest in bank loans in the form of participations in the loans or assignments of all or a portion of the loans from third parties. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. A Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet a Fund’s redemption obligations.

Bank loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign Investment Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Risk of Investing in Europe. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends in years past due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset

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valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by varying political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Funds.

Emerging Markets Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Currency Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Governmental and Supranational Debt Securities Risk (Emerging Markets Debt Fund) — Investments in debt securities issued by governments

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or by government agencies and instrumentalities or supranational organizations involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, a Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Equity Market Risk (Short Duration High Yield Fund) — Because the Funds may purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility.

Market Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities and Preferred Stocks (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Convertible securities are bonds,

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debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment/re-investment risk, which are discussed elsewhere in this section.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment/re-investment risk.

Exchange-Traded Funds (“ETFs”) Risk (Emerging Markets Debt Fund) — The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their

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operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Derivatives Risk (Emerging Markets Debt Fund) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds’ use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds’ performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Funds to lose more than the

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principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets.

Futures Contracts Risk — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract.

There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain

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market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Forward Contracts Risk — A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Options Risk — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an

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uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of paying an entire premium in the call option without ever getting the opportunity to execute the option. The seller (writer) of a covered put (sell) option (e.g., the writer has a short position in the underlying security) will suffer a loss if the increase in the market price of the underlying security is greater than the premium received from the buyer of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of paying an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements Risk — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk and/or tax risk, which are described elsewhere in this section. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return

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swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, created a new statutory framework that comprehensively regulated the over-the-counter derivatives markets for the first time. Key Dodd-Frank Act provisions relating to over-the-counter derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) not all of which has been proposed or finalized as of the date of this prospectus. Prior to the Dodd-Frank Act, the over-the-counter derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain over-the-counter derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities (“SEFs”). Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under recently-adopted regulations by the CFTC and federal banking regulators, a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps.

Leverage Risk (Emerging Markets Debt Fund) — Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Distressed or Defaulted Securities Risk (Short Duration High Yield Fund) —Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. A Fund may suffer significant losses if a reorganization or restructuring is not completed as anticipated. A Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. Distressed or defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

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Bank Obligations (Short Duration High Yield Fund) — To the extent a Fund invests in bank obligations, the Fund will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

Sector Emphasis Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The securities of companies in the same business sector, if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Geographic Focus Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Environmental, Social and Governance Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore a Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and a Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

New Fund Risk (Emerging Markets Debt Fund and Short Duration High Yield Fund) — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

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10. Other:

At March 31, 2020, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Debt Fund

Institutional Shares	1	100%

Investor Shares	1	100%

Short Duration High Yield Fund

Institutional Shares	1	100%

Investor Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. New Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU and the implications of the ASU have been reflected within the Financial Statements, as applicable.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

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12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2020.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Aegon Emerging Markets Debt Fund - Institutional Shares
Actual Fund Return	$1,000.00	$870.20	0.75%	$3.51

Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79
Aegon Emerging Markets Debt Fund - Investor Shares
Actual Fund Return	$1,000.00	$870.00	1.00%	$4.68

Hypothetical 5% Return	1,000.00	1,019.99	1.00	5.06
Aegon Short Duration Yigh Yield Fund - Institutional Shares
Actual Fund Return	$1,000.00	$903.50	0.70%	$3.34

Hypothetical 5% Return	1,000.00	1,021.50	0.70	3.54
Aegon Short Duration Yigh Yield Fund - Investor Shares
Actual Fund Return	$1,000.00	$902.30	0.95%	$4.53

Hypothetical 5% Return	1,000.00	1,020.24	0.95	4.81
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	AEGON ASSET MANAGEMENT MARCH 31, 2020

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from the commencement of operations of each of the Aegon Emerging Markets Debt Fund and the Aegon Short Duration High Yield Fund on June 14, 2019 through December 31, 2019 and thus did not cover the period of then current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented upon each Fund’s commencement of operations.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Aegon Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-462-3466

Investment Adviser:

Aegon USA Investment Management, LLC

6300 C Street SW

Cedar Rapids, Iowa 54299

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

AAM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: June 8, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: June 8, 2020

*	Print the name and title of each signing officer under his or her signature.